Intangible Assets and Goodwill (Tables)	12 Months Ended
Oct. 31, 2022
Intangible Assets and Goodwill.
Schedule of intangible assets and goodwill

	Software	Licenses	Brand Name	Goodwill	Total
Cost	$	$	$	$	$
Opening balance, November 1, 2020	2,282	9,976	1,502	6,061	19,821
Additions	150	-	-	-	150
Additions from business combinations (Note 5)	7,217	37,406	19,552	73,812	137,987
Disposals	-	(1,230)	-	-	(1,230)
Impairment loss	-	(1,390)	-	-	(1,390)
Foreign currency translation	(186)	-	21	73	(92)
Balance, October 31, 2021	9,463	44,762	21,075	79,946	155,246

Additions and Reclasses	905	-	308	83	1,296
Additions from business combinations (Note 5)	338	20	10,047	43,967	54,372
Impairment loss	(89)	-	(1,365)	(45,077)	(46,532)
Foreign currency translation	42	-	2,508	4,500	7,050
Balance, October 31, 2022	10,659	44,782	32,573	83,419	171,433

Accumulated depreciation
Opening balance, November 1, 2020	606	1,188	-	-	1,794
Amortization	1,215	10,161	-	-	11,376
Disposals	-	(160)	-	-	(160)
Foreign currency translation	(45)	-	-	-	(44)
Balance, October 31, 2021	1,776	11,189	-	-	12,966
Amortization	2,412	10,672	-	-	13,084
Foreign currency translation	(106)	-	-	-	(106)
Balance, October 31, 2022	4,082	21,861	-	-	25,944

Balance, October 31, 2021	7,687	33,573	21,075	79,946	142,280
Balance, October 31, 2022	6,577	22,921	32,573	83,419	145,490